Noncontrolling Interests	12 Months Ended
Sep. 24, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interests
4. Noncontrolling Interests
Upon completion of the Business Combination, Symbotic Inc. issued an aggregate of 60,844,573 shares of Symbotic
Class V-1
Common Stock and 416,933,025 shares of Symbotic
Class V-3
Common Stock, excluding earnouts, each of which is exchangeable, together with a New Symbotic Holdings Common Unit, into an equal number of Class A Common Stock.
Class V-1
and
Class V-3
Common Stock are
non-economic
voting shares in Symbotic Inc. where
Class V-1
Common Stock have one vote per share and
Class V-3
Common Stock have three votes per share.
Class V-3
Common Stock can convert into
Class V-1
Common Stock in certain situations, including automatically, seven years following the Business Combination.
The financial results of Legacy Warehouse were consolidated into Symbotic Inc. and the share of the consolidated net loss for the period June 7, 2022 through September 24, 2022 were allocated to noncontrolling interests.
The following table summarizes the ownership of Symbotic Inc. stock for the period beginning June 7, 2022, the closing of the Business Combination, and ending September 24, 2022.

	Class A Common Stock	Class V-1 and Class V-3 Common Stock	Total	Class A Common Stock	Class V-1 and Class V-3 Common Stock	Total
Beginning of period	—	—	—
Issuances	56,111,651	497,777,598	553,889,249
Exchanges	1,607,185	(1,607,185)	—

End of period	57,718,836	496,170,413	553,889,249	10.4%	89.6%	100%